Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2018 USD ($)	Dec. 31, 2025 USD ($) Vessel Segment shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Abstract]
Provision for doubtful accounts		$ 0	$ 0
Provision for credit losses		0	0
Estimated residual scrap rate per light-weight ton		$ 0.35	0.3
Period in which historical data was available		15 years
Term of estimated charter rates used to determine undiscounted projected operating cash flows		1 year
Term of historical charter rates used to determine undiscounted projected operating cash flows		10 years
Number of vessels evaluated for impairment | Vessel		1
Carrying value of vessels evaluated for impairment plus unamortized dry-docking costs and cost of equipment not yet installed		$ 32,223,000
Impairment charges		0
Unamortized dry-docking costs		15,710,000	4,521,000
Impairment charge	$ 0
Address commissions		5,828,000	6,108,000	$ 3,869,000
Amortization of contract costs		$ 193,000	0	0
Minimum stock ownership percentage under 50% Ownership Test		50.00%
Minimum stock ownership percentage under 5% Override Rule		50.00%
Minimum percentage of days stock owned during taxable year under 5% Override Rule		50.00%
Minimum stock ownership percentage for individual under 5% Override Rule		5.00%
Number of operating segments | Segment		1
Number of reportable segments | Segment		1
Outstanding warrants (in shares) | shares		0
Intangible assets		$ 1,493,000	973,000
Intangible assets, non-current		67,000	60,000
EUAs [Member]
Significant Accounting Policies [Abstract]
Intangible assets		1,493,000	973,000
Intangible assets, non-current		67,000	60,000
Other Current Assets [Member]
Significant Accounting Policies [Abstract]
EUAs due from charterers		368,000	698,000
Accrued Liabilities [Member]
Significant Accounting Policies [Abstract]
EUA obligations		1,336,000	1,671,000
Statutory Tax Exemption on United States Source Income [Member]
Significant Accounting Policies [Abstract]
Income taxes		0	0	$ 0
Seanergy Management [Member]
Significant Accounting Policies [Abstract]
Greek annual contribution		152,000	103,000
Seanergy Management [Member] | General and Administrative Expenses [Member]
Significant Accounting Policies [Abstract]
Greek annual contribution		$ 130,000
Seanergy Management [Member] | Related Party [Member] | United [Member] | Commercial Management Agreement [Member]
Significant Accounting Policies [Abstract]
Percentage of contract price paid on purchase or sale of vessel		1.00%
Seanergy Shipmanagement [Member]
Significant Accounting Policies [Abstract]
Greek annual contribution		$ 0	$ 0
Vessels [Member]
Significant Accounting Policies [Abstract]
Estimated useful life		25 years